Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Condensed consolidated financial statements
a.
Condensed consolidated financial statements

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding condensed financial reporting. In the management`s opinion, the unaudited condensed consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s unaudited condensed consolidated financial position as of June 30, 2026, as well as its results of operations and cash flows for the six months ended June 30, 2026, and 2025. The results of operations for the six months ended June 30, 2026, are not necessarily indicative of the results to be expected for the year ending December 31, 2026.

Use of estimates
b.
Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. On an ongoing basis, the Company's management evaluates estimates, including those related to the fair value of acquired intangible assets and goodwill and the useful life of intangible assets, tax assets and liabilities, fair values of share-based awards, inventory write-offs, warranty provision, incremental borrowing rate (IBR) used for lease liabilities measurement, and allowance for credit loss. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Significant accounting policies
c.
Significant accounting policies

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the "SEC") on April 15, 2026. There have been no significant changes to these policies during the six months ended June 30, 2026.

Recently adopted Accounting Standards
d.
Recently adopted Accounting Standards

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326) - Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU provides a practical expedient to measure credit losses on current accounts receivable and contract assets under ASC No. 606, “Revenue from Contracts with Customers.” The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. For public business entities, ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption of ASU 2025-05 is permitted. The Company adopted this ASU as of January 1, 2026. The adoption of this new ASU did not have a material impact on the Company's condensed consolidated financial statements.

Recently issued but not yet adopted Accounting Standards
e.	Recently issued but not yet adopted Accounting Standards

1.
In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) - Disaggregation of Income Statement Expenses. The ASU requires, among other items, additional disaggregated disclosures in the notes to the financial statements for certain categories of expenses that are included in the consolidated statements of operations. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted, and may be applied either prospectively or retrospectively. The Company is currently evaluating the effect of adopting the ASU on its disclosures.

2.
In September 2025, the FASB issued ASU 2025-06 Intangibles—Goodwill and Other— Internal-Use Software (Subtopic 350-40). The amendment modernizes the accounting for software costs and enhances the transparency about an entity's software costs. ASU 2025-06 is effective for fiscal years beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted, and may be applied either through a prospective, retrospective or a modified transition approach. The Company is currently evaluating the timing of adoption and impact of this amendment on its Consolidated Financial Statements and related disclosures.

3.
In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The update provides recognition, measurement, presentation, and disclosure requirements for government grants, including guidance for grants related to an asset and grants related to income. The amendments introduced two permitted approaches for asset-related grants: a deferred income approach or a cost accumulation approach. The guidance is effective for the Company beginning January 1, 2029, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statement.

Restructuring and related charges
f.
Restructuring and related charges

During 2026 and 2025, the Company approved cost reduction and re-organization plans that included, among other things, downsizing the Company’s number of employees (the “Restructuring Plans”).

The Company recorded contractual and termination severance pay and other related costs for the impacted employees.

The liabilities related to the restructuring plans as of June 30, 2026, and 2025 amounted to $945 thousand and $1,517 thousand, respectively.

The Company does not expect to incur additional costs related to the 2026 and 2025 Restructuring plans.